CECL (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	SFr 1,297	SFr 1,536	SFr 1,049
Current-period provision for expected credit losses	239	25	900
of which methodology change	0	(1)	(19)
of which provisions for interest	51	48	37
Gross write-offs	(181)	(297)	(325)
Recoveries	15	14	13
Net write-offs	(166)	(283)	(312)
Foreign currency translation impact and other adjustments, net	(7)	19	(101)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,363	1,297	1,536
of which individually evaluated	845	785	866
of which collectively evaluated	518	512	670
Loans held at amortized cost
Purchases	4,620	4,383	2,801
Reclassifications from loans held-for-sale	95	133	6
Reclassifications to loans held-for-sale	9,516	4,780	2,025
Sales	2,485	4,442	1,644
Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses			103
Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	940	1,218	808
Current-period provision for expected credit losses	184	(53)	709
of which methodology change	0	(1)	(19)
of which provisions for interest	29	23	15
Gross write-offs	(116)	(242)	(238)
Recoveries	3	5	5
Net write-offs	(113)	(237)	(233)
Foreign currency translation impact and other adjustments, net	(7)	12	(66)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,004	940	1,218
of which individually evaluated	572	512	636
of which collectively evaluated	432	428	582
Loans held at amortized cost
Purchases	4,603	4,361	2,756
Reclassifications from loans held-for-sale	95	133	6
Reclassifications to loans held-for-sale	9,516	4,780	2,007
Sales	2,485	4,442	1,626
Corporate and institutional | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses			48
Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	357	318	241
Current-period provision for expected credit losses	55	78	191
of which methodology change	0	0	0
of which provisions for interest	22	25	22
Gross write-offs	(65)	(55)	(87)
Recoveries	12	9	8
Net write-offs	(53)	(46)	(79)
Foreign currency translation impact and other adjustments, net	0	7	(35)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	359	357	318
of which individually evaluated	273	273	230
of which collectively evaluated	86	84	88
Loans held at amortized cost
Purchases	17	22	45
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	0	18
Sales	0	0	18
Consumer | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses			55
Bank
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	1,296	1,535	1,048
Current-period provision for expected credit losses	241	25	900
of which methodology change	0	(1)	(19)
of which provisions for interest	51	48	37
Gross write-offs	(181)	(297)	(325)
Recoveries	15	14	13
Net write-offs	(166)	(283)	(312)
Foreign currency translation impact and other adjustments, net	(9)	19	(101)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,362	1,296	1,535
of which individually evaluated	845	785	865
of which collectively evaluated	517	511	670
Loans held at amortized cost
Purchases	4,620	4,383	2,801
Reclassifications from loans held-for-sale	95	133	6
Reclassifications to loans held-for-sale	9,516	4,780	2,025
Sales	2,485	4,442	1,644
Bank | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses			103
Bank | Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	939	1,217	807
Current-period provision for expected credit losses	184	(53)	709
of which methodology change	0	(1)	(19)
of which provisions for interest	29	23	15
Gross write-offs	(116)	(242)	(238)
Recoveries	3	5	5
Net write-offs	(113)	(237)	(233)
Foreign currency translation impact and other adjustments, net	(7)	12	(66)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,003	939	1,217
of which individually evaluated	572	512	635
of which collectively evaluated	431	427	582
Loans held at amortized cost
Purchases	4,603	4,361	2,756
Reclassifications from loans held-for-sale	95	133	6
Reclassifications to loans held-for-sale	9,516	4,780	2,007
Sales	2,485	4,442	1,626
Bank | Corporate and institutional | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses			48
Bank | Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	357	318	241
Current-period provision for expected credit losses	57	78	191
of which methodology change	0	0	0
of which provisions for interest	22	25	22
Gross write-offs	(65)	(55)	(87)
Recoveries	12	9	8
Net write-offs	(53)	(46)	(79)
Foreign currency translation impact and other adjustments, net	(2)	7	(35)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	359	357	318
of which individually evaluated	273	273	230
of which collectively evaluated	86	84	88
Loans held at amortized cost
Purchases	17	22	45
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	0	18
Sales	SFr 0	SFr 0	18
Bank | Consumer | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses			SFr 55